Earnings Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

6. Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income (loss) available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period, including stock options and warrants, using the treasury stock method, and convertible debt, using the if-converted method. Diluted EPS excludes all potentially dilutive shares of common stock if their effect is anti-dilutive.
Shares used in calculating basic and diluted loss per share are as follows:

	Three Months Ended March 31,
	2015	2014
Basic	14,069,419	10,830,312
Effect of exercise of warrants	—	—
Effect of exercise of stock options	—	—
Diluted	14,069,419	10,830,312
The computation of basic and diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months Ended March 31,
	2015	2014
Stock options and warrants	750,000	1,201,925

9. Earnings Per Share

Shares used in calculating basic and diluted net income (loss) per share are as follows:

	Year Ended December 31,
	2014	2013
Basic	11,698,880	9,193,101
Effect of exercise of warrants	971,873	582,273
Effect of exercise of stock options	145,921	16,119
Diluted	12,816,674	9,791,493

The computation of basic and diluted EPS excludes the Common Stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Year Ended December 31,
	2014	2013
Stock options and warrants	20,548	1,126,925